PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

Strong Advisor Bond Fund                                      Strong Growth Fund
Strong Advisor Common Stock Fund                           Strong Growth 20 Fund
Strong Advisor Endeavor Large Cap Fund             Strong Growth and Income Fund
Strong Advisor Focus Fund                             Strong Heritage Money Fund
Strong Advisor International Core Fund               Strong High-Yield Bond Fund
Strong Advisor Large Company Core Fund                     Strong Index 500 Fund
Strong Advisor Mid Cap Growth Fund                    Strong Large Cap Core Fund
Strong Advisor Municipal Bond Fund                  Strong Large Cap Growth Fund
Strong Advisor Short Duration Bond Fund         Strong Large Company Growth Fund
Strong Advisor Select Fund                       Strong Mid Cap Disciplined Fund
Strong Advisor Small Cap Value Fund                Strong Mid Cap Growth Fund II
Strong Advisor Strategic Income Fund                   Strong Moderate Portfolio
Strong Advisor Technology Fund                          Strong Money Market Fund
Strong Advisor Utilities and Energy Fund             Strong Multi Cap Value Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund     Strong Multi Cap Value Fund II
Strong Advisor U.S. Value Fund                Strong Municipal Money Market Fund
Strong Aggressive Portfolio                              Strong Opportunity Fund
Strong Asia Pacific Fund                              Strong Opportunity Fund II
Strong Balanced Fund                                        Strong Overseas Fund
Strong Blue Chip Fund                                Strong Short-Term Bond Fund
Strong Conservative Portfolio             Strong Short-Term High Yield Bond Fund
Strong Corporate Bond Fund                         Strong Short-Term Income Fund
Strong Corporate Income Fund                     Strong Small Company Value Fund
Strong Discovery Fund                            Strong Small/Mid Cap Value Fund
Strong Discovery Fund II                             Strong Strategic Value Fund
Strong Dividend Income Fund                           Strong Tax-Free Money Fund
Strong Dow 30 Value Fund                              Strong Technology 100 Fund
Strong Endeavor Fund                         Strong Ultra Short-Term Income Fund
Strong Energy Fund                 Strong Ultra Short-Term Municipal Income Fund
Strong Enterprise Fund                          Strong U.S. Emerging Growth Fund
Strong Florida Municipal Money Market Fund                     Strong Value Fund
Strong Government Securities Fund

SUPPLEMENT DATED MAY 28, 2004, TO ABOVE STRONG FUND PROSPECTUSES, FOR ALL OFFERED SHARE CLASSES OF THE ABOVE-REFERENCED FUNDS, DATED ON OR AFTER MARCH 1, 2004, AND BEFORE MAY 21, 2004, AS PREVIOUSLY SUPPLEMENTED.

THE FOLLOWING SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?":

On May 26, 2004, Strong announced that it reached a definitive agreement with Wells Fargo & Company ("Wells Fargo") to acquire assets of Strong Financial Corporation and certain of its affiliates, including Strong Capital Management, Inc. ("Strong"), the investment advisor to the Strong Family of Funds. As part of the proposed transaction, Strong will be seeking approval from the Board of Directors of the Strong Funds ("Board") on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The transaction, which is anticipated to close in the first quarter of 2005, is subject to a number of conditions, including that the Board must determine whether the transaction is in the best interest of each Strong Fund and its shareholders. If the Board so determines, you will receive additional information from Strong requesting your approval regarding the transaction as it relates to your Strong Fund.

Wells Fargo, a diversified financial services company, was founded in 1852 and is primarily engaged in providing banking, insurance, investments, mortgage, and consumer finance services through its wholly owned subsidiaries. As of March 31, 2004, Wells Fargo had $397 billion in assets, and Wells Fargo Funds Management, LLC, with 69 mutual funds, had over $75 billion in assets.



RT44864 05-04                                           SS0504/WH2098 05-04